Long-term debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt
Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		2017	2016
Senior Unsecured Revolving Credit Facilities (a)	—	2018-2022	N/A		$51,827	$180,939
Senior Unsecured Bank Credit Facilities (b)	—	2018-2019	N/A		134,988	1,593,894
Commercial Paper (c)		2019	N/A		5,576	—
Canadian Dollar Borrowings
Senior Unsecured Notes (d)	4.61%	2018-2027	C$	785,669	623,223	362,992
Senior Secured Project Notes	10.27%	2020-2027	C$	33,568	26,709	26,514
U.S. Dollar Borrowings
Senior Unsecured Notes (e)	4.09%	2020-2047		$1,225,000	1,217,797	521,784
Senior Unsecured Utility Notes (f)	5.98%	2020-2035		$227,000	246,560	129,743
Senior Secured Utility Bonds (g)	4.95%	2018-2044		$752,500	772,871	98,720
					$3,079,551	$2,914,586
Less: current portion					(12,364)	(7,503)
					$3,067,187	$2,907,083

Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized have certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Short-term obligations of $210,613 for which the maturity has been extended beyond 12 months subsequent to the end of the year or that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.

9.	Long-term debt (continued)

(a)	Senior unsecured revolving credit facilities
On September 20, 2017, the Company amended the terms of its C$65,000 senior unsecured revolving bank credit facility to increase the commitments to C$165,000 and extend the maturity from November 19, 2017 to November 19, 2018.
As at December 31, 2017, the Liberty Utilities Group's committed bank lines consisted of a $200,000 senior unsecured revolving credit facility ("Liberty Credit Facility") and a $200,000 revolving credit facility at Empire ("Empire Credit Facility") assumed in connection with the acquisition of Empire (note 3(a)). Subsequent to year-end on February 23, 2018, the Liberty Utilities Group' increased commitments under the Liberty Credit Facility to $500,000 and extended the maturity to February 23, 2023. Concurrent with the amendment to the Liberty Credit Facility, the Liberty Utilities Group closed the Empire Credit Facility. The Liberty Credit Facility will now be used as a backstop for Empire's commercial paper program and as a source of liquidity for Empire.
On October 6, 2017, the Liberty Power Group amended the terms of its C$350,000 senior unsecured revolving bank credit facility to increase the commitments to $500,000 and extended the maturity from July 31, 2019 to October 6, 2022. Subsequent to year end, the Liberty Power Group extended the maturity of its senior unsecured revolving bank credit facility from October 6, 2022 to October 6, 2023. On October 6, 2017, the St. Damase Wind Facility entered into a C$4,000 committed revolving credit facility. The facility matures on October 6, 2020 and is guaranteed by the Liberty Power Group.  The facility replaces borrowings that were previously drawn under the Liberty Power Group’s senior unsecured revolving credit facility.  As at December 31, 2017, C$3,900 had been drawn on the facility.
Liberty Power had a C$150,000 bilateral revolving credit facility with a maturity date of August 19, 2018. Concurrent with the expansion of the Liberty Power Credit Facility, the Liberty Power Group closed the bilateral credit facility on October 6, 2017.
On December 31, 2017, the Liberty Power Group had an extendible one-year letter of credit facility agreement.  The facility provides for issuances of letters of credit up to a maximum of C$50,000 and $30,000.  Subsequent to year-end, on February 16, 2018, the Liberty Power Group's increased availability under its revolving letter of credit facility to $200,000 and extended the maturity to January 31, 2021.
As part of the Park Water System's acquisition on January 8, 2016 (note 3(i)), the Company assumed $4,250 of debt outstanding under its revolving credit facilities. Shortly after the closing of the acquisition, the Park Water System repaid and closed the revolving credit facilities.

(b)	Senior unsecured bank credit facilities
On December 21, 2017, the Company entered into a $600,000 term credit facility with two Canadian banks maturing on December 21, 2018. Subsequent to year-end on March 7, 2018 the company drew $600,000 under this facility. As at June 30, 2018, the Company had repaid $132,500 of borrowings under this facility.
On December 30, 2016, in connection with the acquisition of Empire (note 3(a)), the Company drew $1,336,440 from the Acquisition Facility it obtained in 2016. The funds drawn were transferred to a paying agent on December 30, 2016 for purposes of distribution to holders of the common shares of Empire (note 3(a)) on January 1, 2017. The total amount of cash held by the paying agent of $1,495,774 is comprised of this Acquisition Facility draw of $1,336,440 and cash proceeds received from the initial instalment of convertible debentures (note 14) and is presented as restricted cash on the consolidated balance sheets. Following receipt of the Final Instalment from the convertible debentures on February 7, 2017 (note 14) and the senior notes financing on March 24, 2017 (note 9(d)), the Company fully repaid the Acquisition Facility.
On January 4, 2016, the Company entered into a $235,000 term credit facility with two U.S. banks. On March 24, 2017, the Company repaid $100,000 of borrowings under the Corporate Term Credit Facility with proceeds from the closing of the $750,000 senior unsecured notes (notes 9(e)). In October 2017, the Company extended the maturity on its Corporate Term Credit Facility to July 5, 2019.
As part of the Park Water System's acquisition on January 8, 2016 (note 3(i)), the Company assumed $22,500 of debt outstanding under a non-revolving term credit facility. In June 2017, this debt was fully repaid and closed.

9.	Long-term debt (continued)

(c)	Commercial Paper
In connection with the acquisition of Empire (note 3(a)), the Company assumed a short-term $150,000 commercial paper program.

(d)	Canadian dollar senior unsecured notes
On January 17, 2017, the Liberty Power Group issued C$300,000 senior unsecured debentures bearing interest at 4.09% and with a maturity date of February 17, 2027. The debentures were sold at a price of C$99.929 per C$100.00 principal amount.
In September 2017, the Company acquired an investment in an equity-investee in exchange for a note payable to the other partner of C$669. Repayment of the note is expected in 2019.
Subsequent to year end, on July 25, 2018, the Company repaid, upon its maturity, a C$135,000 unsecured note.

(e)	U.S. dollar senior unsecured notes
On March 24, 2017, the Liberty Utilities Group 's debt financing entity issued $750,000 senior unsecured notes in six tranches. The proceeds were applied to repay the Acquisition Facility (note 9(b)) and other existing indebtedness. The notes are of varying maturities from 3 to 30 years with a weighted average life of approximately 15 years and a weighted average coupon of 4.0%. In anticipation of this financing, the Liberty Utilities Group had entered into forward contracts to lock in the underlying U.S. Treasury interest rates. Considering the effect of the hedges, the effective weighted average rate paid by the Liberty Utilities Group will be approximately 3.6%.

(f)	U.S. dollar senior unsecured utility notes
On February 8, 2017, the $707 Bella Vista Water unsecured notes were fully repaid.
On January 1, 2017, in connection with the acquisition of Empire (note 3(a)), the Company assumed $102,000 in unsecured utility notes. The notes consist of two tranches, with maturities in 2033 and 2035 with coupons at 6.7% and 5.8%.
(g)    U.S. dollar senior secured utility bonds
On January 1, 2017 in connection with the acquisition of Empire (note 3(a)), the Company assumed $733,000 in secured utility notes. The bonds are secured by a first mortgage indenture and consist of ten tranches with maturities ranging between 2018 and 2044 with coupons ranging from 3.58% to 6.82%. Subsequent to year-end in June 2018, the Company repaid $90,000 of the secured utility notes upon its maturity.
In June 2017, outstanding bonds payable for the Park Water Systems in the amount of $63,000 were repaid using proceeds from the Mountain Water condemnation discussed in note 23(a). The Company had assumed the $65,000 of debt outstanding in connection with the acquisition of Park Water in 2016 (note 3(i)).

(h)	U.S. dollar senior secured project notes
On March 14, 2017, in connection with the acquisition of Deerfield SponsorCo (note 8(b)), the Company assumed $262,219 in construction loan. The loans bear interest at an annual rate of 2.33% on any outstanding principal amount. On May 10, 2017, the construction loan was repaid from proceeds received from tax equity (note 8(b)) and cash contributions from APUC.
As of December 31, 2017, the Company had accrued $33,064 in interest expense (2016 - $20,276). Interest expense on the long-term debt in 2017 was $142,791 (2016 - $65,340).
Principal payments due in the next five years and thereafter are as follows:

2018	2019	2020	2021	2022	Thereafter	Total
$222,977	$142,771	$311,698	$121,663	$392,461	$1,858,371	$3,049,941